Accounts Receivable, net (Tables)	6 Months Ended
Jun. 30, 2026
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
The Company’s accounts receivable include trade and other receivables as of June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025
Trade receivable	$198	$100
Other receivables	805	86
Grant receivable	—	5,011
Contract assets	1,084	1,499
Sales tax receivable	1,343	963
Deferred transaction costs	—	1,818
Total	$3,430	$9,477